Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 145,837		$ 138,504
Less: accumulated depreciation	(97,867)		(83,628)
Subtotal	145,837		138,504
Property and equipment, net	47,970	$ 1,567	54,876
Machinery Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	113,599		106,944
Subtotal	113,599		106,944
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	22,044		21,541
Subtotal	22,044		21,541
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	10,194		10,019
Subtotal	$ 10,194		$ 10,019